UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-04873
The GAMCO Growth Fund
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The GAMCO Growth Fund
Semi-Annual Report — June 30, 2010
Howard F. Ward, CFA
To Our Shareholders,
     For the quarter ended June 30, 2010, the net asset value (“NAV”) per share of The GAMCO Growth Fund’s (the “Fund”) Class AAA Shares fell 14.01%, while the Standard & Poor’s (“S&P”) 500 Index dropped 11.41% and the Russell 1000 Growth Index decreased 11.75%. For the year ended June 30, 2010, the Fund rose 6.56% versus increases of 14.43% and 13.62% for the S&P 500 Index and the Russell 1000 Growth Index, respectively.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2010.
Comparative Results

Average Annual Returns through June 30, 2010 (a) (Unaudited)

																	Since
			Year to														Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		15 Year		20 Year		(4/10/87)
GAMCO Growth Fund Class AAA	(14.01)%		(12.81)%		6.56%		(9.21)%		(0.95)%		(5.80)%		5.27%		6.58%		8.69%
S&P 500 Index	(11.41)		(6.64)		14.43		(9.80)		(0.79)		(1.59)		6.24		7.67		7.90
Russell 1000 Growth Index	(11.75)		(7.65)		13.62		(6.91)		0.38		(5.14)		5.01		6.74		7.30
Class A	(14.04)		(12.77)		6.56		(9.21)		(0.95)		(5.80)		5.27		6.58		8.69
	(18.98	)(b)	(17.79	)(b)	0.43	(b)	(10.99	)(b)	(2.11	)(b)	(6.35	)(b)	4.86	(b)	6.27	(b)	8.41 (b)
Class B	(14.15)		(13.11)		5.76		(9.89)		(1.69)		(6.26)		4.93		6.32		8.46
	(18.44	)(c)	(17.45	)(c)	0.76	(c)	(10.80	)(c)	(2.08	)(c)	(6.26)		4.93		6.32		8.46
Class C	(14.18)		(13.11)		5.77		(9.90)		(1.69)		(6.26)		4.93		6.32		8.46
	(15.04	)(d)	(13.98	)(d)	4.77	(d)	(9.90)		(1.69)		(6.26)		4.93		6.32		8.46
Class I	(13.98)		(12.68)		6.79		(9.04)		(0.84)		(5.75)		5.31		6.61		8.71
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.53%, 1.53%, 2.28%, 2.28%, and 1.28%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index and the Russell 1000 Growth Index are unmanaged indicators of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

The GAMCO Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2010 through June 30, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/10	06/30/10	Ratio	Period*

The GAMCO Growth Fund

Actual Fund Return
Class AAA	$1,000.00	$871.90	1.49%	$6.92
Class A	$1,000.00	$872.30	1.49%	$6.92
Class B	$1,000.00	$868.90	2.24%	$10.38
Class C	$1,000.00	$868.90	2.24%	$10.38
Class I	$1,000.00	$873.20	1.24%	$5.76

Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.41	1.49%	$7.45
Class A	$1,000.00	$1,017.41	1.49%	$7.45
Class B	$1,000.00	$1,013.69	2.24%	$11.18
Class C	$1,000.00	$1,013.69	2.24%	$11.18
Class I	$1,000.00	$1,018.65	1.24%	$6.21

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2010:
The GAMCO Growth Fund

Technology	24.5%
Energy	16.0%
Materials & Processing	14.8%
Producer Durables	14.4%
Consumer Staples	11.2%
Health Care	8.5%
Financial Services	7.3%
Consumer Discretionary	3.1%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Growth Fund
Schedule of Investments — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.8%
	TECHNOLOGY — 24.5%
	Electronics — 2.8%
165,000	Corning Inc.	$3,534,643	$2,664,750
550,000	Intel Corp.	12,890,333	10,697,500

		16,424,976	13,362,250

	Information Technology — 17.4%
160,000	Adobe Systems Inc.†	5,738,797	4,228,800
93,000	Apple Inc.†	14,684,191	23,392,290
46,000	Google Inc., Cl. A†	22,319,295	20,467,700
132,000	International Business Machines Corp.	15,766,470	16,299,360
820,000	Microsoft Corp.	20,691,231	18,868,200

		79,199,984	83,256,350

	Telecommunications — 4.3%
641,000	Cisco Systems Inc.†	17,974,810	13,659,710
150,000	QUALCOMM Inc.	6,992,085	4,926,000
40,000	Research In Motion Ltd.†	3,032,910	1,970,400

		27,999,805	20,556,110

	TOTAL TECHNOLOGY	123,624,765	117,174,710

	ENERGY — 16.0%
87,000	Apache Corp.	9,003,796	7,324,530
308,000	Chesapeake Energy Corp.	7,966,025	6,452,600
128,000	Devon Energy Corp.	10,768,165	7,797,760
45,000	EOG Resources Inc.	4,012,552	4,426,650
230,000	Hess Corp.	15,458,238	11,578,200
62,000	Murphy Oil Corp.	4,009,684	3,072,100
100,000	Occidental Petroleum Corp.	7,455,437	7,715,000
145,000	Petroleo Brasileiro SA, ADR	6,329,620	4,321,000
260,000	Southwestern Energy Co.†	11,007,824	10,046,400
205,000	Ultra Petroleum Corp.†	10,113,786	9,071,250
115,000	Vestas Wind Systems A/S†	9,141,022	4,819,709

	TOTAL ENERGY	95,266,149	76,625,199

	MATERIALS AND PROCESSING — 14.8%
265,000	Agnico-Eagle Mines Ltd.	15,080,402	16,106,700
80,000	Barrick Gold Corp.	3,653,192	3,632,800
80,000	Freeport-McMoRan Copper & Gold Inc.	6,066,433	4,730,400
111,000	Monsanto Co.	6,689,124	5,130,420
280,000	Newmont Mining Corp.	14,454,226	17,287,200
110,500	Potash Corp. of Saskatchewan Inc.	10,999,256	9,529,520
66,000	Precision Castparts Corp.	7,900,433	6,792,720
100,000	Rio Tinto plc, ADR	4,657,900	4,360,000
74,000	The Mosaic Co.	2,415,343	2,884,520

	TOTAL MATERIALS AND PROCESSING	71,916,309	70,454,280

	PRODUCER DURABLES — 14.4%
100,000	ABB Ltd., ADR	2,330,004	1,728,000
55,000	Cummins Inc.	1,814,409	3,582,150
135,000	Eaton Corp.	10,080,024	8,834,400
135,000	Emerson Electric Co.	6,188,240	5,898,150
70,000	FLIR Systems Inc.†	2,057,859	2,036,300
88,000	Flowserve Corp.	7,789,057	7,462,400
170,000	ITT Corp.	8,371,208	7,636,400
101,800	Jardine Matheson Holdings Ltd.	2,818,066	3,577,252
60,000	Joy Global Inc.	2,134,907	3,005,400
95,000	PACCAR Inc.	2,843,656	3,787,650
50,000	Rockwell Collins Inc.	2,672,444	2,656,500
92,000	Siemens AG	9,039,582	8,327,431
70,000	Trimble Navigation Ltd.†	2,815,676	1,960,000
130,000	United Technologies Corp.	8,090,065	8,438,300

	TOTAL PRODUCER DURABLES	69,045,197	68,930,333

	CONSUMER STAPLES — 11.2%
70,000	Colgate-Palmolive Co.	5,799,596	5,513,200
114,122	Danone	6,718,711	6,168,304
185,000	Nestlé SA	9,008,201	8,959,503
175,000	PepsiCo Inc.	10,574,130	10,666,250
206,000	The Coca-Cola Co.	11,338,322	10,324,720
195,000	The Procter & Gamble Co.	11,568,202	11,696,100

	TOTAL CONSUMER STAPLES	55,007,162	53,328,077

	HEALTH CARE — 8.5%
160,000	Abbott Laboratories	8,488,395	7,484,800
70,000	Baxter International Inc.	4,133,071	2,844,800
65,000	Becton, Dickinson and Co.	4,864,518	4,395,300
40,000	Celgene Corp.†	2,166,763	2,032,800
90,000	Gilead Sciences Inc.†	4,153,110	3,085,200
40,000	Novo Nordisk A/S, Cl. B	2,722,397	3,244,494
18,000	Roche Holding AG	3,053,246	2,489,957
135,000	St. Jude Medical Inc.†	5,230,803	4,872,150
75,000	Stryker Corp.	4,612,065	3,754,500
65,000	Teva Pharmaceutical Industries Ltd., ADR	3,476,897	3,379,350
60,000	Varian Medical Systems Inc.†	2,448,074	3,136,800

	TOTAL HEALTH CARE	45,349,339	40,720,151

	FINANCIAL SERVICES — 7.3%
31,500	BlackRock Inc.	6,448,138	4,517,100
182,000	Cheung Kong (Holdings) Ltd.	2,357,997	2,112,882
34,000	MasterCard Inc., Cl. A	6,922,877	6,784,020
85,000	Northern Trust Corp.	4,634,909	3,969,500
See accompanying notes to financial statements.

The GAMCO Growth Fund
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	FINANCIAL SERVICES (Continued)
106,500	Standard Chartered plc	$2,578,539	$2,611,183
70,000	State Street Corp.	3,266,749	2,367,400
106,000	Sun Hung Kai Properties Ltd.	1,561,651	1,461,994
168,000	Swire Pacific Ltd., Cl. A	1,794,800	1,920,148
230,000	The Charles Schwab Corp.	4,264,844	3,261,400
85,000	Visa Inc., Cl. A	5,533,606	6,013,750

	TOTAL FINANCIAL SERVICES	39,364,110	35,019,377

	CONSUMER DISCRETIONARY — 3.1%
10,000	Amazon.com Inc.†	383,172	1,092,600
30,000	Coach Inc.	818,232	1,096,500
45,000	Costco Wholesale Corp.	2,216,991	2,467,350
260,000	Johnson Controls Inc.	8,580,764	6,986,200
20,000	NIKE Inc., Cl. B	1,081,606	1,351,000
10,000	Polo Ralph Lauren Corp.	449,920	729,600
32,400	Tiffany & Co.	679,166	1,228,284

	TOTAL CONSUMER DISCRETIONARY	14,209,851	14,951,534

	TOTAL COMMON STOCKS	513,782,882	477,203,661

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$314,000	U.S. Treasury Bill, 0.051%††, 09/09/10	313,969	313,911

	TOTAL INVESTMENTS — 99.9%	$514,096,851	477,517,572

	Other Assets and Liabilities (Net) — 0.1%		379,667

	NET ASSETS — 100.0%		$477,897,239

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

The GAMCO Growth Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $514,096,851)	$477,517,572
Foreign currency, at value (cost $5)	4
Receivable for investments sold	3,057,488
Receivable for Fund shares sold	74,847
Dividends receivable	538,828
Prepaid expenses	48,546

Total Assets	481,237,285

Liabilities:
Payable to custodian	11,094
Payable for investments purchased	1,637,793
Payable for Fund shares redeemed	730,211
Payable for investment advisory fees	417,065
Payable for distribution fees	104,505
Payable for accounting fees	7,500
Payable for shareholder communications expenses	208,254
Payable for shareholder services fees	184,504
Other accrued expenses	39,120

Total Liabilities	3,340,046

Net Assets applicable to 19,229,562 shares outstanding	$477,897,239

Net Assets Consist of:
Paid-in capital	$1,435,986,083
Accumulated net investment loss	(131,146)
Accumulated net realized loss on investments and foreign currency transactions	(921,375,775)
Net unrealized depreciation on investments	(36,579,279)
Net unrealized depreciation on foreign currency translations	(2,644)

Net Assets	$477,897,239

Shares of Beneficial Interest, each at $0.01 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($472,600,009 ÷ 19,014,287 shares outstanding; unlimited number of shares authorized)	$24.85

Class A:
Net Asset Value and redemption price per share ($789,023 ÷ 31,733 shares outstanding; unlimited number of shares authorized)	$24.86

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$26.38

Class B:
Net Asset Value and offering price per share ($228,565 ÷ 9,658 shares outstanding; unlimited number of shares authorized)	$23.67 (a)

Class C:
Net Asset Value and offering price per share ($1,176,622 ÷ 49,721 shares outstanding; unlimited number of shares authorized)	$23.66 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($3,103,020 ÷ 124,163 shares outstanding; unlimited number of shares authorized)	$24.99

(a) Redemption price varies based on the length of time held.
Statement of Operations For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $43,401)	$3,946,425
Interest	625

Total Investment Income	3,947,050

Expenses:
Investment advisory fees	2,730,665
Distribution fees — Class AAA	674,692
Distribution fees — Class A	1,362
Distribution fees — Class B	1,270
Distribution fees — Class C	7,236
Shareholder services fees	343,208
Shareholder communications expenses	138,703
Custodian fees	47,714
Trustees’ fees	42,864
Registration expenses	23,499
Accounting fees	22,500
Legal and audit fees	14,368
Interest expense	791
Miscellaneous expenses	29,324

Total Expenses	4,078,196

Net Investment Loss	(131,146)

Net Realized and Unrealized Loss on Investments and Foreign Currency:
Net realized loss on investments	(1,107,366)
Net realized loss on foreign currency transactions	(12,322)

Net realized loss on investments and foreign currency transactions	(1,119,688)

Net change in unrealized depreciation:
on investments	(69,415,907)
on foreign currency translations	(5,334)

Net change in unrealized depreciation on investments and foreign currency translations	(69,421,241)

Net Realized and Unrealized Loss on Investments and Foreign Currency	(70,540,929)

Net Decrease in Net Assets Resulting from Operations	$(70,672,075)

See accompanying notes to financial statements.

The GAMCO Growth Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment loss	$(131,146)	$(398,605)

Net realized loss on investments and foreign currency transactions	(1,119,688)	(77,482,264)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(69,421,241)	272,245,690

Net Increase/(Decrease) in Net Assets Resulting from Operations	(70,672,075)	194,364,821

Shares of Beneficial Interest Transactions:
Class AAA	(32,737,165)	(72,334,029)
Class A	(318,326)	164,195
Class C	(261,202)	(330,845)
Class I	(315,199)	(247,375)

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(33,631,892)	(72,748,054)

Redemption Fees	249	1,551

Net Increase/(Decrease) in Net Assets	(104,303,718)	121,618,318

Net Assets:
Beginning of period	582,200,957	460,582,639

End of period (including undistributed net investment income of $0 and $0, respectively)	$477,897,239	$582,200,957

See accompanying notes to financial statements.

The GAMCO Growth Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

									Ratios to Average Net Assets/
		Income from Investment Operations							Supplemental Data
			Net
	Net Asset	Net	Realized and	Total		Net Asset		Net Assets	Net
Period	Value,	Investment	Unrealized	from		Value,		End of	Investment				Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Redemption	End of	Total	Period	Income		Operating		Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)		Expenses		Rate
Class AAA
2010 (c)	$28.50	$(0.01)	$(3.64)	$(3.65)	$0.00	$24.85	(12.8)%	$472,600	(0.05	)%(d)	1.49	%(d)	35%
2009	19.56	(0.02)	8.96	8.94	0.00	28.50	45.7	575,203	(0.08)		1.53		83
2008	36.17	(0.09)	(16.52)	(16.61)	0.00	19.56	(45.9)	455,357	(0.31)		1.40		93
2007	30.62	(0.16)	5.71	5.55	0.00	36.17	18.1	945,068	(0.49)		1.45		91
2006	28.81	(0.05)	1.86	1.81	0.00	30.62	6.3	956,811	(0.19)		1.44		57
2005	26.12	(0.13)	2.82	2.69	0.00	28.81	10.3	1,139,640	(0.48)		1.49		39

Class A
2010 (c)	$28.50	$(0.01)	$(3.63)	$(3.64)	$0.00	$24.86	(12.8)%	$789	(0.04	)%(d)	1.49	%(d)	35%
2009	19.57	(0.02)	8.95	8.93	0.00	28.50	45.6	1,237	(0.08)		1.53		83
2008	36.18	(0.08)	(16.53)	(16.61)	0.00	19.57	(45.9)	737	(0.29)		1.40		93
2007	30.63	(0.08)	5.63	5.55	0.00	36.18	18.1	707	(0.23)		1.45		91
2006	28.82	(0.06)	1.87	1.81	0.00	30.63	6.3	276	(0.19)		1.44		57
2005	26.13	(0.12)	2.81	2.69	0.00	28.82	10.3	274	(0.43)		1.47		39

Class B
2010 (c)	$27.24	$(0.10)	$(3.47)	$(3.57)	$0.00	$23.67	(13.1)%	$228	(0.80	)%(d)	2.24	%(d)	35%
2009	18.84	(0.19)	8.59	8.40	0.00	27.24	44.6	263	(0.84)		2.28		83
2008	35.10	(0.30)	(15.96)	(16.26)	0.00	18.84	(46.3)	182	(1.06)		2.15		93
2007	29.93	(0.40)	5.57	5.17	0.00	35.10	17.2	339	(1.23)		2.20		91
2006	28.38	(0.27)	1.82	1.55	0.00	29.93	5.5	289	(0.94)		2.19		57
2005	25.93	(0.32)	2.77	2.45	0.00	28.38	9.5	274	(1.22)		2.24		39

Class C
2010 (c)	$27.23	$(0.11)	$(3.46)	$(3.57)	$0.00	$23.66	(13.1)%	$1,177	(0.80	)%(d)	2.24	%(d)	35%
2009	18.84	(0.18)	8.57	8.39	0.00	27.23	44.5	1,620	(0.82)		2.28		83
2008	35.10	(0.28)	(15.98)	(16.26)	0.00	18.84	(46.3)	1,467	(1.05)		2.15		93
2007	29.93	(0.40)	5.57	5.17	0.00	35.10	17.2	1,001	(1.23)		2.20		91
2006	28.38	(0.27)	1.82	1.55	0.00	29.93	5.5	401	(0.95)		2.19		57
2005	25.93	(0.32)	2.77	2.45	0.00	28.38	9.5	553	(1.21)		2.23		39

Class I
2010 (c)	$28.62	$0.03	$(3.66)	$(3.63)	$0.00	$24.99	(12.7)%	$3,103	0.20	%(d)	1.24	%(d)	35%
2009	19.60	0.04	8.98	9.02	0.00	28.62	46.0	3,878	0.17		1.28		83
2008 (e)	33.70	0.00 (b)	(14.10)	(14.10)	0.00	19.60	(41.8)	2,840	0.00	(d)(f)	1.15	(d)	93

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	For the six months ended June 30, 2010, unaudited.

(d)	Annualized.

(e)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

(f)	Amount represents less than 0.005%.
See accompanying notes to financial statements.

The GAMCO Growth Fund
Notes to Financial Statements (Unaudited)
1. Organization. The GAMCO Growth Fund (the “Fund”) was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on April 10, 1987.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The GAMCO Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2010 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$477,203,661
Level 2 — Other Significant Observable Inputs*	313,911

Total	$477,517,572

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of U.S. Government Obligations. Please refer to the SOI for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.
There were no Level 3 investments held at June 30, 2010 or December 31, 2009.
In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there is no impact as of June 30, 2010.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The GAMCO Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended June 30, 2010.
Distributions to Shareholders. Distributions to shareholders, if any, are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
No distributions were made during the year ended December 31, 2009.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $906,984,213, which are available to reduce future required distributions of net capital gains to shareholders. $469,914,764 is available through 2010; $350,050,494 is available through 2011; $1,141,675 is available through 2012; $18,485,136 is available through 2016; and $67,392,144 is available through 2017.

The GAMCO Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$523,918,263	$23,337,972	$(69,738,663)	$(46,400,691)
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.
The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee, Proxy Voting Committee, and the Lead Trustee each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2010, other than short-term securities and U.S. Government obligations, aggregated $191,195,228 and $223,667,719, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2010, the Fund paid brokerage commissions on security trades of $1,560 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $206 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The GAMCO Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2010, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2010, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2010 was $114,707 with a weighted average interest rate of 1.22%. The maximum amount borrowed at any time during the six months ended June 30, 2010 was $3,282,000.
8. Shares of Beneficial Interest. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2010 and the year ended December 31, 2009 amounted to $249 and $1,551, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

The GAMCO Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	381,685	$10,568,833	1,248,178	$28,547,900
Shares redeemed	(1,552,328)	(43,305,998)	(4,343,445)	(100,881,929)

Net decrease	(1,170,643)	$(32,737,165)	(3,095,267)	$(72,334,029)

Class A
Shares sold	4,678	$132,844	22,812	$568,856
Shares redeemed	(16,343)	(451,170)	(17,076)	(404,661)

Net increase/(decrease)	(11,665)	$(318,326)	5,736	$164,195

Class C
Shares sold	3,277	$87,514	13,413	$316,290
Shares redeemed	(13,055)	(348,716)	(31,795)	(647,135)

Net decrease	(9,778)	$(261,202)	(18,382)	$(330,845)

Class I
Shares sold	18,042	$501,634	61,341	$1,460,614
Shares redeemed	(29,384)	(816,833)	(70,745)	(1,707,989)

Net decrease	(11,342)	$(315,199)	(9,404)	$(247,375)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Investment Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In an administrative order that was entered in connection with the settlement, the SEC found that the Investment Adviser had willfully violated Section 206(2) of the Investment Advisers Act of 1940, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Investment Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws. The SEC’s order also noted the cooperation that the Investment Adviser gave the staff of the SEC. The settlement will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Investment Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Investment Adviser and the funds. The court dismissed certain claims, finding that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court, in response to a motion by the SEC, subsequently dismissed the remaining remedy without prejudice against the officer, which would allow the SEC to appeal the court’s rulings. The Investment Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The GAMCO Growth Fund
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
At its meeting on February 25, 2010, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of large cap growth funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the top quartile of the funds in its category for the one year period and in the top half for the three and five year periods.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a small portion of the Fund’s portfolio transactions was executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.
Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of large-cap growth funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios and the Fund’s size were above average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fees with the fees for other types of accounts managed by affiliates of the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an above average performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

The GAMCO Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief	Attorney-at-Law
Executive Officer	Morrissey, Hawkins & Lynch
GAMCO Investors, Inc.

Anthony J. Colavita	Anthony R. Pustorino
President	Certified Public Accountant,
Anthony J. Colavita, P.C.	Professor Emeritus
Pace University

James P. Conn	Anthony Torna
Former Chief Investment Officer	Maxim Group LLC
Financial Security Assurance
Holdings Ltd.

Dugald A. Fletcher	Anthonie C. van Ekris
President	Chairman
Fletcher & Company, Inc.	BALMAC International, Inc.

John D. Gabelli	Salvatore J. Zizza
Senior Vice President	Chairman
Gabelli & Company, Inc.	Zizza & Co., Ltd.
Officers* and Portfolio Manager

Bruce N. Alpert	Howard F. Ward, CFA
President and Secretary	Portfolio Manager

Peter D. Goldstein	Joseph H. Egan
Chief Compliance Officer	Acting Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

*	Agnes Mullady, Treasurer, is on a leave of absence.
This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB406Q210SR

GAMCO
The
GAMCO
Growth
Fund
SEMI ANNUAL REPORT
JUNE 30, 2010

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The GAMCO Growth Fund

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 9/1/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 9/1/10

By (Signature and Title)*	/s/ Joseph H. Egan

Joseph H. Egan, Principal Financial Officer

Date 9/1/10

*	Print the name and title of each signing officer under his or her signature.